ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE - (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
The assets acquired and liabilities assumed at the acquisition date based upon their respective fair values are summarized below (in thousands):

Bode Companies
October 30, 2012
Accounts receivable	$7,194
Inventory	156
Property, plant and equipment	9,284
Customer relationships	13,500
Trade name	1,300
Backlog	800
Other assets	245
Assets acquired	$32,479
Accounts payable	2,920
Accrued expenses	1,329
Deferred tax liability	3,385
Long-term incentive plan	7,000
Liabilities assumed	$14,634
Goodwill	8,254
Net assets acquired	$26,099

Business Acquisition, Pro Forma Information
The following unaudited pro forma information presents the combined financial results for the years ended December 31, 2012 and 2011 as if the acquisition had been completed on January 1, 2011 (in thousands, except per share information):

	For the year ended December 31,
	(unaudited)
	2012	2011
Revenue from continuing operations	$563,706	$477,778
Net loss	$(23,966)	$(11,858)

Loss per share, basic and diluted	$(1.96)	$(0.99)